Financial Information of Parent Company Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	91,884,402	91,884,402
Ordinary shares, shares outstanding	51,619,218	53,602,810
Treasury stock, shares	40,265,184	38,281,592
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	91,884,402	91,884,402
Ordinary shares, shares outstanding	51,619,218	53,602,810
Treasury stock, shares	40,265,184	38,281,592